Condensed Consolidated Statement of Operations (Unaudited) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Income Statement [Abstract]
Revenue		$ 2,018,363	$ 2,573,431	$ 7,513,660	$ 3,576,342	$ 4,712,212
Cost of Goods Sold		859,661	1,130,750	3,473,293	2,019,020	2,990,716 [1]
Gross Profit		1,158,702	1,442,681	4,040,367	1,557,322	1,721,496
Operating Expenses
Research and development	[1]	561,942	118,635	1,263,427	179,599	174,257
Sales and marketing	[1]	898	387	30,523	4,202	6,222
General and administrative	[1]	4,471,121	4,634,711	13,151,442	9,027,646	14,325,078
Depreciation and amortization		2,908,572	2,440,581	8,653,635	4,918,800	7,567,184
Gain on sale of fixed assets						(98,410)
Total Operating Expenses		7,942,533	7,194,314	23,099,027	14,130,247	21,974,331
Net Operating Loss		(6,783,831)	(5,751,633)	(19,058,660)	(12,572,925)	(20,252,835)
Other Income (Expense)
Interest expense		(3,349,964)	(1,598,732)	(5,707,840)	(1,961,334)	(8,399,663)
Other income (expense)		(128,754)	95,266	(128,778)	95,266	(147,430)
Loss on extinguishment of debt		(21,882)		(21,882)		(434,774)
Foreign currency transaction gain (loss)		(46,587)	(133,893)	(6,799)	108,333	191,547
Loss on investment		(24)		(24)
Interest income		213	7	1,268	7
Gain on the sale of assets			128,749	663	325,838
Loss on conversion of debt						(2,640,000)
Total Other Expenses		(3,546,998)	(1,508,603)	(5,863,392)	(1,431,890)	(11,430,320)
Net Loss Before Income Taxes		(10,330,829)	(7,260,236)	(24,922,052)	(14,004,815)	(31,683,155)
Deferred Tax Benefit			1,815,059		3,501,204	4,137,900
Net Loss		$ (10,330,829)	$ (5,445,177)	$ (24,922,052)	$ (10,503,611)	$ (27,545,255)
Loss per common share:
Basic		$ (0.08)	$ (0.12)	$ (0.19)	$ (0.27)	$ (0.57)
Diluted		$ (0.08)	$ (0.12)	$ (0.19)	$ (0.27)	$ (0.57)
Weighted-average shares outstanding:
Basic		132,649,621	43,953,888	132,466,532	39,103,721	48,714,099
Diluted		132,649,621	43,953,888	132,466,532	39,103,721	48,714,099

[1]	These are exclusive of depreciation and amortization